Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Schedule of summary of restricted share units

			Weighted
		Weighted	average
	Number of	average	remaining
	restricted	grant-date	contractual
	shares	fair value	life
		RMB	Years
Outstanding as of December 31, 2021	402,349	274.55	0.58
Vested	(401,599)	274.55
Forfeited	(750)	274.55
Outstanding as of December 31, 2022	—	—	—